Acquisitions (Details Textual) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Aug. 14, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 11, 2013	Jun. 24, 2014	Sep. 03, 2013	Jun. 23, 2014	Dec. 16, 2013	Nov. 08, 2013	Feb. 13, 2015	Jun. 19, 2014	Dec. 11, 2013	Sep. 01, 2013 Trucks Trailers
Business Acquisition [Line Items]
General partners' interest		2.00%
Share Price		$ 45.45
Contributions to general partners account		$ 21,547,000	$ 25,398,000	$ 12,230,000
Payments to acquire interest in SemCrude Pipeline		54,930,000	31,832,000	0
Goodwill, Purchase Accounting Adjustments		(100,000)
Tampa pipeline acquisition price		61,282,000	51,560,000	40,616,000
Common units issued to public	4,750,000			0
Common Units [Member]
Business Acquisition [Line Items]
Share Price					$ 29.63							$ 49.49	$ 36.30
Units issued in private placement					2,000,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Common Units [Member]
Business Acquisition [Line Items]
Value of units issued as consideration								120,000,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Value of units issued as consideration								58,600,000				58,600,000
Chesapeake crude oil trucking assets [Member]
Business Acquisition [Line Items]
Payments to acquire businesses						44,000,000
Trucks purchased								124
Trailers purchased								122
Estimated probability of contract renewal								95.00%
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment		(2,600,000)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		12,600,000
Goodwill, Purchase Accounting Adjustments		(10,000,000)
Initial Acquisition of 33% Interest in SemCrude Pipeline [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Value of units issued as consideration					30,500,000
Second Acquisition of 33% Interest in SemCrude Pipeline [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Value of units issued as consideration													39,600,000
SemCrude Pipeline Acquisition Transactions [Member]
Business Acquisition [Line Items]
Transaction related costs		4,100,000
Limited partner unit issuance costs offset against proceeds		1,600,000
Acquisition costs expensed		900,000
SemCrude Pipeline Acquisition Transactions [Member] | Common Units [Member]
Business Acquisition [Line Items]
Value of units issued as consideration			98,900,000
SemCrude Pipeline Acquisition Transactions [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Value of units issued as consideration			70,100,000
Barcas Field Services, LLC [Member]
Business Acquisition [Line Items]
Payments to acquire businesses							48,969,000
Trucks purchased														114
Trailers purchased														120
Estimated probability of contract renewal														50.00%
Goodwill, Purchase Accounting Adjustments		(98,000)
Glass Mountain Pipeline Llc [Member]
Business Acquisition [Line Items]
Ownership Interest		50.00%
SemCrude Pipeline [Member] | Acquisition of remaining 33% interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Payments to acquire businesses								114,400,000
SemCrude Pipeline [Member] | Initial Acquisition of 33% Interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Ownership Interest					33.00%
Payments to acquire interest in SemCrude Pipeline					189,500,000
SemCrude Pipeline [Member] | Second Acquisition of 33% Interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Ownership Interest									33.00%
Payments to acquire interest in SemCrude Pipeline									173,100,000
White Cliffs Pipeline L L C [Member]
Business Acquisition [Line Items]
Ownership Interest		51.00%
Length of pipeline network		527
White Cliffs Pipeline L L C [Member]
Business Acquisition [Line Items]
Average daily throughput threshold in barrels for conversion of Class A units		125,000
Tampa Pipeline [Member]
Business Acquisition [Line Items]
Length of pipeline network		12
Width of pipeline in inches		12
Tampa pipeline acquisition price										8,200,000
SemCrude Pipeline [Member] | White Cliffs Pipeline L L C [Member]
Business Acquisition [Line Items]
Ownership Interest		51.00%
Noncontrolling Interest [Member] | Semgroup [Member] | SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Ownership Interest								33.00%
Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Debt issuance cost		1,600,000
Revolving Credit Facility [Member] | SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Borrowing on line of credit to fund acquisition					130,300,000
General Partner [Member]
Business Acquisition [Line Items]
Contributions to general partners account		21,547,000	25,398,000	12,230,000
General Partner [Member] | Acquisition of remaining 33% interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Contributions to general partners account								3,600,000
General Partner [Member] | Initial Acquisition of 33% Interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Contributions to general partners account					2,700,000
General Partner [Member] | Second Acquisition of 33% Interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Contributions to general partners account									1,900,000
General Partner [Member] | SemCrude Pipeline Acquisition Transactions [Member]
Business Acquisition [Line Items]
Contributions to general partners account			4,600,000
Common Units [Member] | Acquisition of remaining 33% interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Value of units issued as consideration												120,000,000
Common Units [Member] | Initial Acquisition of 33% Interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Value of units issued as consideration					44,400,000
Common Units [Member] | Second Acquisition of 33% Interest in SemCrude Pipeline [Member]
Business Acquisition [Line Items]
Value of units issued as consideration													54,500,000
Partnership Interest [Member] | Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued as consideration								2,425,000.000
Partnership Interest [Member] | Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Units issued as consideration								1,250,000.00
Partnership Interest [Member] | Initial Acquisition of 33% Interest in SemCrude Pipeline [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued as consideration					1,500,000
Partnership Interest [Member] | Initial Acquisition of 33% Interest in SemCrude Pipeline [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Units issued as consideration					1,250,000
Partnership Interest [Member] | Second Acquisition of 33% Interest in SemCrude Pipeline [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued as consideration									1,500,000
Partnership Interest [Member] | Second Acquisition of 33% Interest in SemCrude Pipeline [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Units issued as consideration									1,250,000
Partnership Interest [Member] | SemCrude Pipeline Acquisition Transactions [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued as consideration			3,000,000
Partnership Interest [Member] | SemCrude Pipeline Acquisition Transactions [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Units issued as consideration			2,500,000.0
Subsequent Event [Member]
Business Acquisition [Line Items]
Common units issued to public											2,300,000
Subsequent Event [Member] | Wattenberg Oil Trunkline and Glass Mountain Pipeline [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued as consideration											1,750,000
Common units issued to public											2,300,000
Sale of Stock, Consideration Received on Transaction											89,100,000
Subsequent Event [Member] | Glass Mountain Pipeline Llc [Member]
Business Acquisition [Line Items]
Ownership Interest		50.00%
Semgroup [Member] | Subsequent Event [Member] | Wattenberg Oil Trunkline and Glass Mountain Pipeline [Member]
Business Acquisition [Line Items]
Payments to acquire interest in SemCrude Pipeline											251,200,000